Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Line Items]
Accrued compensation and benefits	$ 1,242	$ 8,027
Accrued interest expense	1,197	1,012
Accrued bonus and commissions	848	597
Accrued other	746	707
Accrued sales and other indirect taxes payable	322	322
Total accrued liabilities	4,355	10,665
Discontinued Operations
Accrued Liabilities [Line Items]
Total accrued liabilities	1,736	7,882
Continuing Operations
Accrued Liabilities [Line Items]
Total accrued liabilities	$ 2,619	$ 2,783